General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended
	December 31,
	2022	2023	2024
Administrative services fees (Note 14)	8,513	8,996	8,998
Commercial management fees (Note 14)	4,610	4,890	4,463
Share-based compensation (Note 19)	760	1,357	—
Other expenses	3,626	7,552	2,961
Total	17,509	22,795	16,422